Selected accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of notes and other explanatory information [Abstract]
Disclosure of useful lives for property, plant and equipment

Useful life
Buildings and improvements	10 to 40 years
Machinery and other equipment
Machinery and equipment	5 to 20 years
Furniture and vehicles	5 to 10 years
Computer hardware	3 to 7 years
The following table summarizes the movements of property, plant & equipment in 2022:

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2022	36	1,987	790	3,547	6,360
Additions	—	10	554	123	687
Impact of business combination	—	10	2	15	27
Disposals and derecognitions(1)	—	(13)	(3)	(172)	(188)
Reclassifications for assets placed in service	—	127	(389)	262	—
Currency translation effects	(1)	(30)	1	(81)	(111)
December 31, 2022	35	2,091	955	3,694	6,775

Accumulated depreciation
January 1, 2022	—	(802)	(1)	(1,846)	(2,649)
Depreciation charge	—	(92)	—	(238)	(330)
Impairment charge	—	—	(2)	—	(2)
Disposals and derecognitions(1)	—	13	1	165	179
Currency translation effects	—	11	—	41	52
December 31, 2022	—	(870)	(2)	(1,878)	(2,750)
Net book value at December 31, 2022	35	1,221	953	1,816	4,025
(1)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.

As of December 31, 2022, commitments for purchases of property, plant & equipment were $248 million.
The following table summarizes the movements of property, plant & equipment in 2021:

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2021	35	1,884	573	3,425	5,917
Additions	2	8	654	57	721
Disposals and derecognitions(1)	—	(7)	(8)	(93)	(108)
Reclassifications for assets placed in service	—	146	(410)	264	—
Currency translation effects	(1)	(44)	(19)	(106)	(170)
December 31, 2021	36	1,987	790	3,547	6,360

Accumulated depreciation
January 1, 2021	—	(716)	(8)	(1,768)	(2,492)
Depreciation charge	—	(107)	—	(216)	(323)
Disposals and derecognitions(1)	—	5	7	83	95
Currency translation effects	—	16	—	55	71
December 31, 2021	—	(802)	(1)	(1,846)	(2,649)
Net book value at December 31, 2021	36	1,185	789	1,701	3,711
(1)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
As of December 31, 2021, commitments for purchases of property, plant & equipment were $186 million.
Disclosure of useful lives for intangible assets and location in combined income statement
The following table shows the respective useful lives for available-for-use intangible assets and the location in the Consolidated Income Statement in which the respective amortization and any potential impairment charge is recognized:

	Useful life	Income statement location for amortization and impairment charges
Currently marketed products	5 to 20 years	"Cost of net sales"
Marketing know-how	25 years	"Cost of net sales"
Technologies	10 to 20 years	"Cost of net sales" or "Research and Development"
Other (including software)	3 to 10 years	In the respective functional expense
Alcon brand name	Not amortized, indefinite useful life	"Other expense"